Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Disclosure of Other Current Assets [Abstract]
Other Current Assets

2. Other Current Assets

The Company’s other current assets are comprised of the following:

	September 30, 2021 $	December 31, 2020 $
Deposits	54	68
Grant receivable	—	50
Salary deposit	65	51
Value added tax (“VAT”) receivable	312	166
Other	1	—
Net other current assets	432	335

4. Other Current Assets

The Company’s other current assets are comprised of the following:

	December 31,
	2020 $	2019 $
Deposits	68	60
Grant receivable	50	315
Salary deposit	51	24
Value added tax (“VAT”) receivable	166	406
Employee receivables	—	14
Sales taxes recoverable	—	2
	335	821